UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2004
----------------------------------------------------

Waddell & Reed Advisors International Growth Fund, Inc.
----------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
-------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2006

Waddell & Reed Advisors International Growth Fund

         CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
28	Renewal of Investment Management Agreement
31	Proxy Voting Information
32	Quarterly Portfolio Schedule Information
33	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors International Growth Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors International Growth Fund, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2006

DEAR SHAREHOLDER:

More than half of the first decade of the 21st century is now history. We feel times are better than most realize, and we are pleased to report that stock markets around the globe generally provided excellent returns since June 30. Bond markets also provided solid returns. Concerns regarding inflation, energy prices, housing weakness and negative geopolitical developments all failed to prove problematic.

Enclosed is our report on your Fund's operations for the six months ended December 31, 2006. Over the period, the S&P 500 Index advanced 11.7 percent, led by an 18.4 percent rise in telecommunications stocks. Energy stocks were volatile as the price of oil fell sharply this past summer, but still finished the six-month period with a gain of 6.7 percent.

Good news overpowered investor anxiety

There was much fear and anxiety in global stock and bond markets in early summer as gasoline prices spiked. Doubts persisted about the strength of U.S. corporate earnings and the Federal Reserve Board's new chairman's policy intentions. However, by early autumn, negative investor sentiment dissipated and energy prices receded. Investors benefited from a significant amount of good news, including:

  the Federal Reserve stopped raising short-term interest rates oil prices dropped more than $20 a barrel
  corporate profits growth remained strong
  global merger and acquisition activity became brisk and
  geopolitical issues lessened somewhat.

Over the longer term, we think the cost of energy is on an upward path. We feel there's just too much long-term global demand relative to known reserves, especially in rapidly growing countries such as China and India. Also, our appetite for hydrocarbons in the U.S. remains voracious. Global weather patterns were calmer in 2006, but we feel there are still long-term risks to oil and gas supplies from the wrath of both nature and political extremism.

Beginning with this report period, we have added a new Economic Snapshot chart that highlights some selected U.S. economic indicators. As you can see, there's much to be thankful for, as well as a strong case for optimism about the future. Compared to six months earlier, a smaller percentage of people in the U.S. are unemployed. Oil prices and overall inflation are lower. The cost of financing a home is lower and overall economic growth is healthy.

Economic Snapshot
	12/31/06	6/30/06

U.S. unemployment rate	4.50%	4.60%
Inflation (U.S. Consumer Price Index)	2.50%	4.30%
U.S. GDP	3.50%	3.50%
30-year fixed mortgage rate	6.16%	6.78%
Oil price per barrel	$61.05	$73.93

Sources: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

We believe the potential for continued global economic growth is just as good. Since 2002, profits for companies in the S&P 500 are up significantly more than are S&P 500 share prices. Stock valuations generally appear reasonable in our opinion, especially given low current U.S. interest rate levels. We see a solid path ahead for diversified investors in 2007. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your long-term financial future.

Our seven decades of expertise

In 2007, we mark our organization's 70th anniversary. Born during a U.S. recession, we launched our first Waddell & Reed Advisors fund three years later. With nearly 900 employees at our expanding Kansas City area home office, and a network of financial advisors nationwide, we have deep resources focused on helping you achieve your long-term financial goals. As investment managers, we are committed to offering you a financial planning philosophy that emphasizes participation in positive markets as well as an effort to manage against risk. In an effort to accomplish this, we have a research culture focused on fundamental excellence.

Thank you for your continued confidence in us as long-term stewards of your investments.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund, and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

INTERNATIONAL GROWTH FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended December 31, 2006	Beginning Account Value 6-30-06	Ending Account Value 12-31-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,133.20	1.48%	$8.00
Class B	1,000	1,127.20	2.60	13.93
Class C	1,000	1,128.10	2.43	13.09
Class Y	1,000	1,135.20	1.07	5.77
Based on 5% Return (2)
Class A	$1,000	$1,017.74	1.48%	$7.57
Class B	1,000	1,012.12	2.60	13.18
Class C	1,000	1,012.94	2.43	12.38
Class Y	1,000	1,019.80	1.07	5.45

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2006, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
Portfolio Highlights

On December 31, 2006, Waddell & Reed Advisors International Growth Fund, Inc. had net assets totaling $826,378,693 invested in a diversified portfolio of:

98.37%	Common Stocks
1.63%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on December 31, 2006, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$68.91
United Kingdom	$15.73
Switzerland	$14.92
Germany	$10.38
France	$8.58
Other Europe (1)	$8.15
Italy	$5.29
Ireland	$3.86
Spain	$2.00
Pacific Basin	$26.56
Japan	$19.78
Other Pacific Basin (2)	$6.78
North America	$2.90
Cash and Cash Equivalents	$1.63

(1)Includes $0.74 Austria, $1.32 Greece, $1.62 Netherlands, $0.90 Norway, $1.58 Russia and $1.99 Sweden
 (2)Includes $2.01 Australia, $1.09 China, $2.48 Hong Kong and $1.20 South Korea

Financial Services Stocks	$28.05
Capital Goods Stocks	$11.75
Consumer Nondurables Stocks	$10.59
Health Care Stocks	$9.59
Technology Stocks	$7.40
Business Equipment and Services Stocks	$6.33
Raw Materials Stocks	$4.99
Utilities Stocks	$4.63
Consumer Durables Stocks	$4.35
Energy Stocks	$4.06
Shelter Stocks	$3.21
Retail Stocks	$2.92
Cash and Cash Equivalents	$1.63
Transportation Stocks	$0.50

The Investments of International Growth Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Australia - 2.01%
Australian Stock Exchange Limited	250,000	$7,528,397
QBE Insurance Group Limited	400,000	9,109,064
		16,637,461
Austria - 0.74%
Erste Bank der oesterreichischen Sparkassen AG	80,000	6,135,569

Canada - 1.35%
Goldcorp Inc.	150,000	4,258,886
Shoppers Drug Mart Corporation	160,000	6,872,529
		11,131,415
China - 1.09%
Industrial and Commercial Bank of China Limited, H Shares (A)*	14,500,000	9,003,895

France - 8.58%
ALSTOM*	70,000	9,489,803
Cap Gemini SA	90,000	5,649,132
Pernod Ricard	34,000	7,809,386
Pinault-Printemps-Redoute SA	35,000	5,230,018
Sanofi-Aventis	45,000	4,155,171
TOTAL S.A.	180,000	12,985,281
VINCI	200,000	25,556,069
		70,874,860
Germany - 10.38%
Allianz Aktiengesellschaft, Registered Shares	50,000	10,224,408
Deutsche Borse AG	55,000	10,144,743
E.ON AG	70,000	9,544,320
Fresenius AG	22,300	4,770,266
Henkel Kommanditgesellschaft auf Aktien	30,000	4,419,510
RWE Aktiengesellschaft	50,000	5,508,547
SAP Aktiengesellschaft	260,000	13,845,159
Salzgitter AG	40,000	5,264,339
Siemens AG	130,000	12,973,401
Wacker Chemie AG*	70,000	9,110,950
		85,805,643
Greece - 1.32%
Bank of Cyprus Limited	800,000	10,940,532

Hong Kong - 2.48%
Cheung Kong (Holdings) Limited	700,000	8,616,921
China Coal Energy Company Limited, H Shares (A)*	3,750,000	2,434,658
Esprit Holdings Limited	400,000	4,466,272
Hang Lung Properties Limited*	2,000,000	5,013,949
		20,531,800
Ireland - 3.86%
Anglo Irish Bank Corporation plc (Great Britain)	800,000	16,526,962
CRH public limited company	250,000	10,421,754
Irish Life & Permanent plc	180,000	4,989,770
		31,938,486
Italy - 5.29%
Banca Intesa S.p.A.	2,100,000	16,216,751
Banca Italease S.p.A.	110,000	6,413,702
Saipem S.p.A.	270,000	7,035,575
UniCredito Italiano S.p.A.	1,600,000	14,024,157
		43,690,185
Japan - 19.78%
Astellas Pharma Inc.	200,000	9,092,055
Canon Inc.	262,500	14,778,791
Central Japan Railway Company	400	4,134,280
CREDIT SAISON CO., LTD.	125,000	4,306,542
DENSO CORPORATION	126,900	5,033,133
FANUC LTD	100,000	9,848,326
Hoya Corporation	300,000	11,696,988
Japan Tobacco Inc.	2,000	9,663,460
Kurita Water Industries Ltd.	200,000	4,319,146
Mitsubishi Estate Co., Ltd.	500,000	12,940,633
Mizuho Financial Group, Inc.	1,500	10,713,836
ORIX Corporation	45,000	13,026,764
SMC Corporation	35,000	4,964,497
SUMCO Corporation	100,000	8,453,426
Shin-Etsu Chemical Co., Ltd.	150,000	10,045,796
Sumitomo Mitsui Financial Group, Inc.	800	8,201,336
Toyota Motor Corporation	270,000	18,059,745
Unicharm Corporation	70,000	4,158,649
		163,437,403
Netherlands - 1.62%
Euronext N.V.	45,100	5,328,295
Royal Numico N.V.	150,000	8,068,774
		13,397,069
Norway - 0.90%
Statoil ASA	280,000	7,420,772

Russia - 1.58%
OAO LUKOIL, ADR	150,000	13,110,000

South Korea - 1.20%
Samsung Electronics Co., Ltd.	15,000	9,887,097

Spain - 2.00%
Banco Bilbao Vizcaya Argentaria, S.A.	300,000	7,223,286
Enagas, S.A.	400,000	9,303,676
		16,526,962
Sweden - 1.99%
H & M Hennes & Mauritz AB	150,000	7,581,125
Telefonaktiebolaget LM Ericsson, B Shares	2,200,000	8,885,545
		16,466,670
Switzerland - 14.92%
Compagnie Financiere Richemont SA	100,000	5,826,836
Credit Suisse Group, Registered Shares	200,000	13,992,614
Holcim Ltd, Registered Shares	110,000	10,083,709
Nestle S.A., Registered Shares	52,000	18,478,457
Nobel Biocare Holding AG	20,000	5,913,008
Novartis AG, Registered Shares	500,000	28,826,426
Roche Holdings AG, Genussschein	60,000	10,759,130
SGS SA	7,000	7,801,395
UBS AG	200,000	12,154,288
Zurich Financial Services, Registered Shares	35,000	9,421,420
		123,257,283
United Kingdom - 15.73%
BAE SYSTEMS plc	1,000,000	8,336,107
BHP Billiton Plc	446,500	8,169,762
British American Tobacco p.l.c.	500,000	13,989,779
Diageo plc	300,000	5,888,630
GlaxoSmithKline plc	600,000	15,789,165
IG Group Holdings plc (A)	940,000	5,346,661
Intertek Group plc	650,000	10,607,855
Prudential plc	450,000	6,163,237
Reckitt Benckiser plc	300,000	13,709,788
Royal Bank of Scotland Group plc (The)	400,000	15,609,030
Standard Chartered PLC	150,000	4,381,963
Vodafone Group Plc	5,000,000	13,852,721
WPP Group plc	600,000	8,111,918
		129,956,616
United States - 1.55%
Research In Motion Limited*	100,000	12,785,500

TOTAL COMMON STOCKS - 98.37%		$812,935,218

(Cost: $589,399,064)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Construction Materials - 0.24%
Black & Decker Holdings Inc. and Black & Decker Luxembourg Finance S.C.A. (Black & Decker Corporation (The)),
5.38%, 1-17-07	$2,000	1,995,218

Finance Companies - 0.12%
Ciesco, LLC,
5.32%, 1-8-07	937	936,031

Forest and Paper Products - 0.15%
Sonoco Products Co.,
5.4%, 1-2-07	1,232	1,231,815

Utilities - Gas and Pipeline - 0.24%
Michigan Consolidated Gas Co.,
5.37%, 1-18-07	2,000	1,994,928

Total Commercial Paper - 0.75%		6,157,992

Commercial Paper (backed by irrevocable bank letter of credit) - 0.60%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.29%, 2-15-07	5,000	4,966,938

TOTAL SHORT-TERM SECURITIES - 1.35%		$11,124,930

(Cost: $11,124,930)

TOTAL INVESTMENT SECURITIES - 99.72%		$824,060,148

(Cost: $600,523,994)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.28%		2,318,545

NET ASSETS - 100.00%		$826,378,693

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $16,785,214 or 2.03% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      INTERNATIONAL GROWTH FUND
      December 31, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $600,524) (Notes 1 and 3)	$824,060
Cash	1
Receivables:
Investment securities sold	2,001
Dividends and interest	1,947
Fund shares sold	453
Prepaid and other assets	46

Total assets	828,508

LIABILITIES
Payable to Fund shareholders	1,504
Accrued shareholder servicing (Note 2)	260
Accrued service fee (Note 2)	158
Accrued management fee (Note 2)	56
Accrued accounting services fee (Note 2)	18
Accrued distribution fee (Note 2)	5
Other	128

Total liabilities	2,129

Total net assets	$826,379

NET ASSETS
$1.00 par value capital stock:
Capital stock	$88,432
Additional paid-in capital	780,364
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(3,915)
Accumulated undistributed net realized loss on investment transactions	(262,146)
Net unrealized appreciation in value of investments	223,644

Net assets applicable to outstanding units of capital	$826,379

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.36
Class B	$8.86
Class C	$9.07
Class Y	$9.36
Capital shares outstanding:
Class A	81,048
Class B	2,373
Class C	841
Class Y	4,170
Capital shares authorized	400,000

See Notes to Financial Statements.

Statement of Operations
      INTERNATIONAL GROWTH FUND
      For the Six Months Ended December 31, 2006
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $245)	$4,920
Interest and amortization	817

Total income	5,737

Expenses (Note 2):
Investment management fee	3,365
Shareholder servicing:
Class A	1,109
Class B	72
Class C	19
Class Y	27
Service fee:
Class A	894
Class B	27
Class C	9
Distribution fee:
Class A	15
Class B	82
Class C	28
Accounting services fee	105
Custodian fees	89
Legal fees	22
Audit fees	19
Other	134

Total	6,016
Less waiver of investment management fee (Notes 2 and 6)	(61)

Total expenses	5,955

Net investment loss	(218)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	49,543
Realized net loss on foreign currency transactions	(– )*

Realized net gain on investments	49,543
Unrealized appreciation in value of investments during the period	49,995

Net gain on investments	99,538

Net increase in net assets resulting from operations	$99,320

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      INTERNATIONAL GROWTH FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$(218)	$2,136
Realized net gain on investments	49,543	110,246
Unrealized appreciation	49,995	67,191

Net increase in net assets resulting from operations	99,320	179,573

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(1,882)	(6,090)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(254)	(413)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(2,136)	(6,503)

Capital share transactions (Note 5)	(47,378)	(83,352)

Total increase	49,806	89,718
NET ASSETS
Beginning of period	776,573	686,855

End of period	$826,379	$776,573

Undistributed net investment loss	$(3,915)	$(1,561)

(1)See "Financial Highlights" on pages 16 - 19.

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,
12-31-06	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.28	$6.54	$6.04	$5.16	$5.76	$6.79

Income (loss) from investment operations:
Net investment income (loss)	(0.00)	0.03	0.01	0.00	0.03	0.01
Net realized and unrealized gain (loss) on investments	1.10	1.78	0.52	0.96	(0.62)	(1.01)

Total from investment operations	1.10	1.81	0.53	0.96	(0.59)	(1.00)

Less distributions from:
Net investment income	(0.02)	(0.07)	(0.03)	(0.08)	(0.01)	(0.03)
Capital gains	0.00	(0.00)	(0.00)	(0.00)	(0.00)	(0.00	)*

Total distributions	(0.02)	(0.07)	(0.03)	(0.08)	(0.01)	(0.03)

Net asset value, end of period	$9.36	$8.28	$6.54	$6.04	$5.16	$5.76

Total return (1)	13.32%	27.74%	8.86%	18.69%	-10.25%	-14.75%
Net assets, end of period (in millions)	$759	$714	$632	$713	$642	$874
Ratio of expenses to average net assets including expense waiver	1.48	%(2)	1.53%	1.61%	1.61%	1.75%	1.61%
Ratio of net investment income (loss) to average net assets including expense waiver	-0.03	%(2)	0.31%	0.28%	0.06%	0.63%	0.17%
Ratio of expenses to average net assets excluding expense waiver	1.50	%(2)	1.53	%(3)	1.61	%(3)	1.61	%(3)	1.75	%(3)	1.61	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.05	%(2)	0.31	%(3)	0.28	%(3)	0.06	%(3)	0.63	%(3)	0.17	%(3)
Portfolio turnover rate	46%	84%	74%	125%	106%	121%

*Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-06		2006		2005		2004		2003		2002

Net asset value, beginning of period	$7.86		$6.23		$5.79		$4.94		$5.59		$6.65

Income (loss) from investment operations:
Net investment loss	(0.11)		(0.09)		(0.10)		(0.05)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	1.11		1.72		0.54		0.90		(0.60)		(1.01)

Total from investment operations	1.00		1.63		0.44		0.85		(0.65)		(1.06)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00	)*

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00	)*

Net asset value, end of period	$8.86		$7.86		$6.23		$5.79		$4.94		$5.59

Total return	12.72%		26.16%		7.60%		17.21%		-11.79%		-15.78%
Net assets, end of period (in millions)	$21		$22		$20		$22		$16		$20
Ratio of expenses to average net assets including expense waiver	2.60	%(1)	2.68%		2.89%		2.94%		3.22%		3.01%
Ratio of net investment loss to average net assets including expense waiver	-1.16	%(1)	-0.84%		-0.99%		-1.22%		-0.84%		-1.19%
Ratio of expenses to average net assets excluding expense waiver	2.62	%(1)	2.68	%(2)	2.89	%(2)	2.94	%(2)	3.22	%(2)	3.01	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-1.18	%(1)	-0.84	%(2)	-0.99	%(2)	-1.22	%(2)	-0.84	%(2)	-1.19	%(2)
Portfolio turnover rate	46%		84%		74%		125%		106%		121%

*Not shown due to rounding.
(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL GROWTH FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-06		2006		2005		2004		2003		2002

Net asset value, beginning of period	$8.04		$6.36		$5.90		$5.01		$5.64		$6.68

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.05)		(0.09)		(0.04)		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	1.09		1.73		0.55		0.93		(0.60)		(1.02)

Total from investment operations	1.03		1.68		0.46		0.89		(0.63)		(1.04)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00	)*

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00	)*

Net asset value, end of period	$9.07		$8.04		$6.36		$5.90		$5.01		$5.64

Total return	12.81%		26.42%		7.80%		17.77%		-11.17%		-15.56%
Net assets, end of period (in millions)	$7		$8		$6		$9		$6		$8
Ratio of expenses to average net assets including expense waiver	2.43	%(1)	2.49%		2.59%		2.53%		2.71%		2.55%
Ratio of net investment loss to average net assets including expense waiver	-0.99	%(1)	-0.62%		-0.79%		-0.80%		-0.42%		-0.69%
Ratio of expenses to average net assets excluding expense waiver	2.45	%(1)	2.49	%(2)	2.59	%(2)	2.53	%(2)	2.71	%(2)	2.55	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-1.01	%(1)	-0.62	%(2)	-0.79	%(2)	-0.80	%(2)	-0.42	%(2)	-0.69	%(2)
Portfolio turnover rate	46%		84%		74%		125%		106%		121%

*Not shown due to rounding.
(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL GROWTH FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,
12-31-06	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.30	$6.56	$6.06	$5.18	$5.78	$6.79

Income (loss) from investment operations:
Net investment income	0.02	0.06	0.06	0.02	0.06	0.04
Net realized and unrealized gain (loss) on investments	1.10	1.78	0.51	0.97	(0.62)	(1.01)

Total from investment operations	1.12	1.84	0.57	0.99	(0.56)	(0.97)

Less distributions from:
Net investment income	(0.06)	(0.10)	(0.07)	(0.11)	(0.04)	(0.04)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00	)*

Total distributions	(0.06)	(0.10)	(0.07)	(0.11)	(0.04)	(0.04)

Net asset value, end of period	$9.36	$8.30	$6.56	$6.06	$5.18	$5.78

Total return	13.52%	28.26%	9.41%	19.31%	-9.74%	-14.28%
Net assets, end of period (in millions)	$39	$33	$29	$25	$15	$15
Ratio of expenses to average net assets including expense waiver	1.07	%(1)	1.08%	1.09%	1.06%	1.16%	1.15%
Ratio of net investment income to average net assets including expense waiver	0.39	%(1)	0.76%	0.89%	0.69%	1.30%	0.73%
Ratio of expenses to average net assets excluding expense waiver	1.09	%(1)	1.08	%(2)	1.09	%(2)	1.06	%(2)	1.16	%(2)	1.15	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.37	%(1)	0.76	%(2)	0.89	%(2)	0.69	%(2)	1.30	%(2)	0.73	%(2)
Portfolio turnover rate	46%	84%	74%	125%	106%	121%

*Not shown due to rounding.
(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2006

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors International Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is long-term appreciation. Realization of income is a secondary goal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund, subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

      C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

      D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are marked-to-market daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses Forward Contracts to attempt to reduce the overall risk of its investments.

      E. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

      F. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

      G. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and its potential impact on the Fund's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund will adopt SFAS No. 157 during 2008 and its potential impact, if any, on the Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee is payable by the Fund at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 6), the fee is as follows: 0.82% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. During the six months ended December 31, 2006, the amount waived was $60,867.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Through August 31, 2006, for Class A, Class B and Class C shares, the Fund paid WRSCO a per account charge for shareholder servicing for each shareholder account which was in existence at any time during the prior month. The monthly fee was $1.5292 for each shareholder account which was in existence at any time during the prior month. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares has been revised so that the Fund pays WRSCO a monthly per account charge for shareholder servicing for each shareholder account which is non-networked and which was in existence at any time during the prior month as shown above; however, WRSCO has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries) WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $366,958. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the six-month period ended December 31, 2006, W&R received $1,423, $6,517 and $146 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $232,624 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

The Fund paid Directors' regular compensation of $18,678, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $347,687,725 while proceeds from maturities and sales aggregated $370,584,941. Purchases of short-term securities aggregated $1,099,656,418, while proceeds from maturities and sales of short-term securities aggregated $1,127,977,491. No U.S. government obligations were purchased or sold during the six-month period ended December 31, 2006.

For Federal income tax purposes, cost of investments owned at December 31, 2006 was $604,953,114, resulting in net unrealized appreciation of $219,107,034, of which $220,514,414 related to appreciated securities and $1,407,380 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2006 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$2,138,623
Distributed ordinary income	6,502,872
Undistributed ordinary income*	2,130,978

Realized long-term capital gains	–
Distributed long-term capital gains	–
Undistributed long-term capital gains	–

Capital loss carryover	–

Post-October losses deferred	–
*This entire amount was distributed prior to December 31, 2006.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2010	$122,918,556
June 30, 2011	167,974,958
June 30, 2012	20,677,660

Total carryover	$311,571,174

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended December 31, 2006	For the fiscal year ended June 30, 2006

Shares issued from sale of shares:
Class A	3,442	7,987
Class B	133	385
Class C	110	232
Class Y	260	495
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	199	789
Class B	–	–
Class C	–	–
Class Y	27	55
Shares redeemed:
Class A	(8,812)	(19,212)
Class B	(553)	(734)
Class C	(190)	(280)
Class Y	(95)	(957)

Decrease in outstanding capital shares	(5,479)	(11,240)

Value issued from sale of shares:
Class A	$29,639	$62,177
Class B	1,089	2,855
Class C	928	1,738
Class Y	2,242	3,829
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,845	5,975
Class B	–	–
Class C	–	–
Class Y	254	413
Value redeemed:
Class A	(76,298)	(145,770)
Class B	(4,623)	(5,354)
Class C	(1,622)	(2,062)
Class Y	(832)	(7,153)

Decrease in outstanding capital	$(47,378)	$(83,352)

NOTE 6 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors International Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund"), as of December 31, 2006, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the year ended June 30, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors International Growth Fund, Inc. as of December 31, 2006, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the year ended June 30, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 15, 2007

Renewal of Investment Management Agreement for Waddell & Reed Advisors International Growth Fund, Inc.

At their meeting on August 28, 29 and 30, 2006, the Directors, including all of the Disinterested Directors, considered and approved the renewal of the existing Investment Management Agreement ("Management Agreement") between WRIMCO and the Fund. The Disinterested Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of the Management Agreement.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request ("Request Letter") for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement. WRIMCO provided materials to the Directors that included responses to the Request Letter and other information WRIMCO believed was useful in evaluating continuation of the Management Agreement. The Directors also received reports prepared by an independent consultant, Lipper Inc., relating to the Fund's performance and expenses compared to the performance and expenses of a peer group of comparable funds. At the meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, "W&R") to the Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement.

Nature, Extent and Quality of Services Provided to the Fund

The Directors considered the nature, extent and quality of the services provided to the Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio

The Directors considered the Fund's performance, both on an absolute basis and in relation to the performance of a peer group of comparable mutual funds, as selected by Lipper. The Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of the Fund and also considered the Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of a peer group of comparable mutual funds. The Directors' review also included consideration of the Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure, and average account size information. In addition, the Directors considered the investment management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with similar investment objectives, policies and strategies as the Fund ("Similar Funds"). The Directors also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with similar investment objectives, policies and strategies as the Fund ("Other Accounts").

The Directors considered that Waddell & Reed Advisors International Growth Fund's total return performance was lower than the peer group median and the Lipper index for the three-, five-, and seven-year periods and was lower than the Lipper index for the ten-year period. The Disinterested Directors also considered supplemental materials prepared by Lipper at the request of WRIMCO that showed that the Fund's total return performance, when compared to a different Lipper category of international funds, was lower than that peer group median and the Lipper index for the three- and five-year periods. The Directors also considered the information in WRIMCO's response to the Request Letter explaining that the Fund's prior underperformance is primarily related to the portfolio manager's growth-oriented style, which generally has been out of favor for the past several years. The Disinterested Directors noted that the Fund's performance had improved over the past year.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee and overall expense ratio were higher than the peer group median on an unadjusted basis and that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was higher than its peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its peer group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Directors recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Profitability and Economies of Scale

The Directors also considered that the Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Directors also considered the management fee rate reductions to be effective October 1, 2006, for the Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for the Fund on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Directors considered specific data as to WRIMCO's profit or loss with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to the Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Fund's Management Agreement, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of a peer group of comparable funds and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of a peer group of comparable funds;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, the Board determined that the Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Fund. In reaching these determinations, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the Fund's performance was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1002SA (12-06)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 8, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 8, 2007